UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	VANGUARD TREASURY FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund
Schedule of Investments May 31, 2005	Yield^	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT SECURITIES (107.3%)

U.S. Treasury Bill	2.692-2.718%	6/2/2005	$346,384	$346,358
U.S. Treasury Bill	2.709-2.754%	6/9/2005	188,429	188,315
U.S. Treasury Bill	2.537-2.748%	6/16/2005	17,921	17,901
U.S. Treasury Bill	2.751-2.807%	6/23/2005	345,618	345,029
U.S. Treasury Bill	2.618-2.721%	6/30/2005	5,244	5,234
U.S. Treasury Bill	2.899%	6/15/2005	13,000	12,985
U.S. Treasury Bill	2.754-2.795%	7/7/2005	371,403	370,380
U.S. Treasury Bill	2.754%	7/14/2005	233,711	232,948
U.S. Treasury Bill	2.810-2.875%	7/21/2005	549,048	546,903
U.S. Treasury Bill	2.911%	7/28/2005	300,000	298,627
U.S. Treasury Bill	2.881-2.905%	8/4/2005	216,388	215,287
U.S. Treasury Bill	2.847-2.904%	8/18/2005	161,561	160,553
U.S. Treasury Bill	2.891-2.910%	8/25/2005	1,011,000	1,004,126
U.S. Treasury Bill	2.947%	9/1/2005	345,000	342,449
U.S. Treasury Bill	2.917-3.017%	9/8/2005	679,000	673,463
U.S. Treasury Bill	3.012%	9/15/2005	125,000	123,904

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,884,462)	4,884,462

OTHER ASSETS AND LIABILITIES-NET (-7.3%)	(332,850)

NET ASSETS (100%)	$4,551,612

^	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.